Cover	18 Months Ended
Jun. 30, 2021
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	SecureTech Innovations, Inc.
Entity Central Index Key	0001703157
Entity Tax Identification Number	82-0972782
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	2355 Highway 36 West
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Roseville
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55113
City Area Code	651
Local Phone Number	317-8990
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2355 Highway 36 West
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Roseville